INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Money market operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interbank Deposits
Interbank liabilities	$ 716,493	$ 606,141
Total interbank	716,493	606,141
Repurchase agreements and other similar secured borrowing
Short selling operations	155,973	273,791
Temporary transfer of securities	532,495	44,888
Repurchase agreements	372,004	151,616
Total Repurchase agreements and other similar secured borrowing	1,060,472	470,295
Total money market transactions	$ 1,776,965	$ 1,076,436
Repo liabilities
Repurchase agreements and other similar secured borrowing
Debt instrument maturity	30 days	30 days